INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of reconciliation of changes in goodwill (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Goodwill [Line Items]
Goodwill	S/ 886,009	S/ 591,330
Mibanco - Edyficar Peru [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	273,694	273,694
Bancompartir
Disclosure Of Goodwill [Line Items]
Goodwill	212,085
Prima AFP - AFP Union Vida [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	124,641	124,641
Credicorp Capital Colombia S.A. [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	72,134	74,391
Banco de Crdito del Per S.A.
Disclosure Of Goodwill [Line Items]
Goodwill	52,359	52,359
Ultrasefinco S.A. [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	45,339
Pacifico Seguros [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	36,354	36,354
Atlantic Security Holding Corporation [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	29,795	29,795
Tenpo [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	23,051
Multicaja Prepago S.A. {Member]
Disclosure Of Goodwill [Line Items]
Goodwill	12,943
Culqi
Disclosure Of Goodwill [Line Items]
Goodwill	3,518
Crediseguro Seguros Personales [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	S/ 96	S/ 96